Interest and Finance Costs	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs
Interest and Finance Costs

10.Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2024	2023	2022
Interest expense (Note 5)	$30,040	$37,387	$25,661
Amortization of deferred financing fees	1,022	1,667	2,032
Other	114	156	218
Total	$31,176	$39,210	$27,911